Income Taxes (Tables)	12 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of tax effects of temporary differences of deferred tax assets and liabilities

The sources and tax effects of the differences are as follows for the period ended March 31, 2016 and 2015:

	March 31, 2016	March 31, 2015
Income taxes at Federal statutory rate	(34.00)%	(34.00)%
State income taxes, net of Federal income tax benefit	(2.54)%	(3.96)%
Permanent differences	1.07%	0.00%
Change in Valuation Allowance	35.32%	37.96%
State tax rate change	0.16%	0.00%
Income Tax Provision	0.00%	0.00%

Schedule of deferred tax assets

The tax effects of temporary differences that give rise to the Company’s deferred tax assets and liabilities are as follows:

	March 31, 2016	March 31, 2015
Net Operating Loss Carryforwards	$1,264,686	$159,721
Share-based compensation	236,645	–
Other	(21,324)	9,713
	1,480,007	169,434
Valuation Allowance	(1,480,007)	(169,434)
Net Deferred Tax Assets	$–	$–